Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	RBB FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000831114
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 04, 2013
RBB MONEY MARKET PORTFOLIO (First Prospectus Summary) | RBB MONEY MARKET PORTFOLIO | BEDFORD
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BDMXX
RBB MONEY MARKET PORTFOLIO (Second Prospectus Summary) | RBB MONEY MARKET PORTFOLIO | SANSOM
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SANXX
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (Prospectus Summary) | ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND | INSTITUTIONAL
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPAIX
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Prospectus Summary) | ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND | INVESTOR
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPLEX
Robeco Boston Partners Global Equity Fund (Prospectus Summary) | Robeco Boston Partners Global Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGRX
Robeco Boston Partners International Equity Fund (Prospectus Summary) | Robeco Boston Partners International Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPQRX